Consolidated Income Statements ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2017 INR (₨) ₨ / shares
Statement [line items]
Revenues	₨ 2,959,666.9	$ 42,797.6	₨ 2,856,910.8	₨ 2,632,176.8
Finance revenues	33,995.5	491.6	26,040.3	24,318.3
Total revenues	2,993,662.4	43,289.2	2,882,951.1	2,656,495.1
Change in inventories of finished goods and work-in-progress	20,532.8	296.9	(20,465.8)	(73,751.2)
Purchase of products for sale	132,588.3	1,917.3	159,039.9	139,245.3
Raw materials, components, and consumables	1,809,875.4	26,171.3	1,718,028.0	1,593,803.1
Employee cost	346,261.1	5,007.0	302,624.8	283,588.0
Defined benefit pension plan amendment cost/(credit)	1,479.3	21.4	(36,090.1)
Depreciation and amortization	230,197.8	3,328.7	209,818.2	182,405.4
Other expenses	657,298.7	9,504.7	629,755.4	608,461.6
Reversal for loss of inventory (net of insurance recoveries)			(111.9)	(13,301.0)
Expenditure capitalized	(196,595.6)	(2,842.8)	(185,882.0)	(168,768.8)
Assets written off / loss on sale of assets and others (net)	13,186.7	190.7	29,148.6	11,418.6
Other (income)/loss (net)	(35,438.7)	(512.5)	(47,873.3)	(39,590.1)
Foreign exchange (gain)/loss (net)	5,824.2	84.2	4,332.9	16,590.4
Interest income	(7,864.6)	(113.7)	(7,122.4)	(5,640.7)
Interest expense (net)	57,586.0	832.7	46,791.3	42,365.7
Share of (profit)/loss of equity accounted investees (net)	(2,095.0)	(30.3)	(22,782.6)	(14,930.0)
Net income/(loss) before tax	(317,553.1)	(4,591.8)	103,740.1	94,598.8
Income tax (expense)/credit	25,425.0	367.7	(37,678.2)	(35,035.6)
Net income/(loss)	(292,128.1)	(4,224.1)	66,061.9	59,563.2
Attributable to:
Shareholders of Tata Motors Limited	(293,142.7)	(4,238.8)	65,040.7	58,539.3
Non-controlling interests	1,014.6	14.7	₨ 1,021.2	₨ 1,023.9
Jaguar Land Rover Limited [Member]
Statement [line items]
Provision for impairment in Jaguar Land Rover	₨ 278,379.1	$ 4,025.4
Ordinary shares [Member]
Earnings per share:
Basic | (per share)	₨ (86.3)	$ (1.2)	₨ 19.1	₨ 17.2
Diluted | (per share)	(86.3)	(1.2)	19.1	17.2
'A' Ordinary shares [Member]
Earnings per share:
Basic | (per share)	(86.3)	(1.2)	19.2	17.3
Diluted | (per share)	₨ (86.3)	$ (1.2)	₨ 19.2	₨ 17.3